Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries	6 Months Ended
Jun. 30, 2021
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

16. Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries

The Group has the following significant transactions with related parties and non-controlling shareholders of subsidiaries, which were carried out in the normal course of business at terms determined and agreed by the relevant parties:

(i)	Transactions with related parties:

	Six Months Ended June 30,
	2021	2020

	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison Holdings Limited (“CK Hutchison”)	2,311	2,084
Revenue from research and development services from:
An equity investee	261	240
Purchases from:
Equity investees	1,954	1,887
Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	186	152
Rendering of management services from:
An indirect subsidiary of CK Hutchison	485	478

(ii)	Balances with related parties included in:

	June 30,	December 31,
	2021	2020

	(in US$’000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (a))	664	1,222
An equity investee (note (a))	261	—
	925	1,222
Amounts due from related parties
Equity investees (note (a) and (b))	24,225	1,142
Amounts due to a related party
An indirect subsidiary of CK Hutchison (note (c))	428	401
Other deferred income
An equity investee (note (d))	841	950

Notes:

(a)	Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities.
(b)	As at June 30, 2021 and December 31, 2020, the Group had dividend receivables from an equity investee of US$23,077,000 and nil respectively.
(c)	Amounts due to an indirect subsidiary of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(d)	Other deferred income represents amounts recognized from granting of promotion and marketing rights.
(iii)	Transactions with non-controlling shareholders of subsidiaries:

	Six Months Ended June 30,
	2021	2020

	(in US$’000)
Sales	20,144	16,784
Purchases	7,211	6,625
Dividend paid	9,256	1,231

(iv)	Balances with non-controlling shareholders of subsidiaries included in:

	June 30,	December 31,
	2021	2020

	(in US$’000)
Accounts receivable	9,051	6,184
Accounts payable	5,835	4,856
Other non-current liabilities
Loan	—	579